Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Commitments, Contingencies and Guarantees
Schedule of commitments

Future payments under the company’s commitments, including service arrangements for pipeline transportation agreements and for other property and equipment, are as follows:

	Payment Due by Period

($ millions)	2025	2026	2027	2028	2029	Thereafter	Total
Commitments
Product transportation and storage	1 736	1 499	1 471	1 439	1 331	10 989	18 465
Energy services	116	146	88	37	22	23	432
Exploration work commitments	53	1	-	-	-	517	571
Other	302	197	133	42	43	176	893
	2 207	1 843	1 692	1 518	1 396	11 705	20 361